DESCRIPTION OF TCPL'S BUSINESS	12 Months Ended
Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
DESCRIPTION OF TCPL'S BUSINESS
DESCRIPTION OF TCPL'S BUSINESS
TransCanada PipeLines Limited (TCPL or the Company) is a leading North American energy infrastructure company which operates in five business segments, Canadian Natural Gas Pipelines, U.S. Natural Gas Pipelines, Mexico Natural Gas Pipelines, Liquids Pipelines and Energy, each of which offers different products and services. The Company also has a Corporate segment which is non-operational, consisting of corporate and administrative functions. The Company is a wholly-owned subsidiary of TransCanada Corporation (TransCanada).
Canadian Natural Gas Pipelines
The Canadian Natural Gas Pipelines segment consists of the Company's investments in 40,429 km (25,121 miles) of regulated natural gas pipelines.
U.S. Natural Gas Pipelines
The U.S. Natural Gas Pipelines segment consists of the Company's investments in 49,779 km (30,931 miles) of regulated natural gas pipelines, 535 Bcf of regulated natural gas storage facilities, midstream and other assets.
Mexico Natural Gas Pipelines
The Mexico Natural Gas Pipelines segment consists of the Company's investments in 1,680 km (1,044 miles) of regulated natural gas pipelines.
Liquids Pipelines
The Liquids Pipelines segment consists of the Company's investments in 4,874 km (3,030 miles) of crude oil pipeline systems which connect Alberta and U.S. crude oil supplies to U.S. refining markets in Illinois, Oklahoma and Texas.
Energy
The Energy segment primarily consists of the Company's investments in 11 power generation facilities and 118 Bcf of non-regulated natural gas storage facilities. These include assets in Alberta, Ontario, Québec, New Brunswick and Arizona.